AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI, Net of Tax [Roll Forward]
OCI	$ 1,095	$ (11,997)	$ (2,320)
Pension and OPEB Costs
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(1,535)	(86)	(875)
OCI before reclassifications, net of tax	406	(1,471)	767
OCI	456	(1,449)	789
AOCI, ending balance	(1,079)	(1,535)	(86)
Pension and OPEB Costs | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	65	29	29
Tax effect	15	7	7
Amounts reclassified, net of tax	50	22	22
Cash Flow Hedges
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(78)	(9)	(64)
OCI before reclassifications, net of tax	(260)	(78)	0
OCI	(222)	(69)	55
AOCI, ending balance	(300)	(78)	(9)
Cash Flow Hedges | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	49	12	72
Tax effect	11	3	17
Amounts reclassified, net of tax	38	9	55
AFS Securities
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(9,395)	(1,510)	1,654
OCI before reclassifications, net of tax	925	(10,792)	(3,459)
AFS Securities transferred to HTM, net of tax		2,872
OCI	617	(10,757)	(3,164)
AOCI, ending balance	(8,778)	(9,395)	(1,510)
AFS Securities | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	(385)	45	384
Tax effect	(77)	10	89
Amounts reclassified, net of tax	(308)	35	295
HTM Securities
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(2,588)	0
OCI before reclassifications, net of tax	0	0
AFS Securities transferred to HTM, net of tax		(2,872)
OCI	241	284
AOCI, ending balance	(2,347)	(2,588)	0
HTM Securities | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	306	367
Tax effect	65	83
Amounts reclassified, net of tax	241	284
Other, net
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(5)	1	1
OCI before reclassifications, net of tax	3	(6)	0
OCI	3	(6)	0
AOCI, ending balance	(2)	(5)	1
Other, net | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	0	0	0
Tax effect	0	0	0
Amounts reclassified, net of tax	0	0	0
Total
AOCI, Net of Tax [Roll Forward]
AOCI, beginning balance	(13,601)	(1,604)	716
OCI before reclassifications, net of tax	1,074	(12,347)	(2,692)
OCI	1,095	(11,997)	(2,320)
AOCI, ending balance	(12,506)	(13,601)	(1,604)
Total | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Before tax	35	453	485
Tax effect	14	103	113
Amounts reclassified, net of tax	$ 21	$ 350	$ 372